Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 24,582	149,874	116,341
Restricted cash	1,316	8,024	5,179
Short-term investment	4,920	30,000	70,000
Notes receivable	15,802	96,341	98,811
Accounts receivable, net	144,606	881,646	783,224
Inventories, net	33,614	204,942	185,829
Prepaid expenses	4,204	25,630	15,889
Land use right	377	2,302	2,302
Deferred tax assets	2,119	12,920	8,414
Other receivables	6,891	42,013	37,085
Total current assets	238,431	1,453,692	1,323,074
Property, plant and equipment, net	75,601	460,932	259,972
Construction-in-progress	3,787	23,092	183,514
Land use right	14,840	90,475	92,777
Goodwill	13,818	84,246	84,245
Other assets	124	757	416
Total assets	346,601	2,113,194	1,943,998
Current liabilities:
Short-term bank loans	11,101	67,681	110,901
Accounts payable	27,013	164,695	157,322
Notes Payable	10,498	64,004	37,761
Income tax payable	2,516	15,338	11,816
Value added tax payable	4,261	25,978	22,129
Advances from customers	14,207	86,619	85,636
Commission payable	19,049	116,141	86,972
Accrued employee benefits	1,878	11,448	10,670
Other liabilities	5,151	31,411	23,813
Total current liabilities	95,674	583,315	547,020
Commitments and contingencies
Long term liability:
Deferred Income	4,785	29,176	19,383
Long Term bank loans	31,998	195,087	165,406
Total Liabilities	132,457	807,578	731,809
Shareholders' equity:
Convertible preferred stock, US$0.0045 par value: Authorized shares - 2,000,000 Issued and outstanding shares - none in 2013 and 2012
Common stock, US$0.0045 par value: Authorized shares - 40,000,000 Issued and outstanding shares -16,418,456 in 2013 and 16,395,456 in 2012	74	606	605
Additional paid-in capital	37,693	295,688	293,724
Reserves	12,849	90,356	85,321
Retained earnings	136,874	925,837	840,325
Accumulated other comprehensive income	26,937	(3,673)	(3,504)
Stockholders' Equity before Treasury Stock	214,427	1,308,814	1,216,471
Less: Treasury shares at cost, Common stock -138,306 in 2013 and 215,306 in 2012	(283)	(3,198)	(4,282)
Total shareholders' equity	214,144	1,305,616	1,212,189
Total liabilities and shareholders' equity	$ 346,601	2,113,194	1,943,998